Client funds on deposit and client funds payable (Tables)	12 Months Ended
Dec. 31, 2024
Client Funds On Deposit And Client Funds Payable [Abstract]
Summary of client funds on deposit and client funds payable

	December 31, 2024	December 31, 2023

Client funds on deposit	13,288	13,848
Other receivables from clients (a)	5,416	3,207
Client funds on deposit and other receivables	18,704	17,055
Client funds payable (a)	18,704	17,055
Client funds payable	18,704	17,055
(a)Other receivables from clients and client funds payable are unsettled trades from brokerage activities for client transactions that are entered into and recorded on the date of the transaction. The value of the client trades is payable or receivable until settlement of the transactions.